Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and Finance Costs, net [Abstract]
Interest expense	$ 69,980	$ 72,191	$ 62,343
Less: Interest capitalized	(1,018)	(252)	(445)
Interest expense, net	68,962	71,939	61,898
Interest swaps termination cash settlements	0	(477)	(3,685)
Bunkers swap and call options cash settlements	1,469	(9,857)	(2,547)
Bunker call options premium	0	0	216
Amortization of loan costs	4,822	3,992	4,152
Bank charges	240	405	164
Change in fair value of non-hedging financial instruments	(770)	10,807	(3,359)
Net total	$ 74,723	$ 76,809	$ 56,839